FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 6.  FINANCIAL INSTRUMENTS

At September 30, 2011 and December 31, 2010, the Company’s financial instruments consisted of cash and cash equivalents, receivables, franchise notes receivable, accounts payable and long-term debt. The carrying amount of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments.  Based on the interest rates currently available and their underlying risk, the carrying value of the franchise notes receivable approximates their fair value. These fair values are reflected net of reserves, which are recognized according to Company policy.  The Company determined the estimated fair values of its debt by using currently available market information and estimates and assumptions where appropriate.  As considerable judgment is required to determine these estimates, changes in the assumptions or methodologies may have an effect on these estimates.  The carrying amount and estimated fair values of the Company’s financial instruments are as follows:

	September 30, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(unaudited)

	(in thousands)

Cash and cash equivalents	$146,107	$146,107	$193,902	$193,902
Receivables, net	118,074	118,074	102,874	102,874
Franchise notes receivable, net	6,300	6,300	4,496	4,496
Accounts payable	137,372	137,372	98,662	98,662
Long-term debt (including current portion)	901,882	874,826	1,058,499	1,007,070

NOTE 14. FINANCIAL INSTRUMENTS

          At December 31, 2010 and 2009, the Company's financial instruments consisted of cash and cash equivalents, receivables, franchise notes receivable, accounts payable, certain accrued liabilities and long-term debt. The carrying amount of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Based on the interest rates currently available and their underlying risk, the carrying value of the franchise notes receivable approximates their fair value. These fair values are reflected net of reserves, which are recognized according to Company policy. The Company determined the estimated fair values of its debt by using currently available market information and estimates and assumptions where appropriate. Accordingly, as considerable judgment is required to determine these estimates, changes in the assumptions or methodologies may have an effect on these estimates. The actual and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Cash and cash equivalents	$193,902	$193,902	$89,948	$89,948
Receivables	102,874	102,874	93,932	93,932
Franchise notes receivable	4,496	4,496	3,364	3,364
Accounts payable	98,662	98,662	95,904	95,904
Long term debt	1,058,499	1,007,070	1,059,809	977,718